Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Composition:

	December 31,
	2015	2014
	(U.S. dollar in thousands)

Vehicles	488	510
Leasehold improvements	474	368
Office furniture and equipment	123	94
Computers, electronics and related	314	312
Property and equipment	1,399	1,284
Less: accumulated depreciation	642	572
Property and equipment, net	757	712